Fair value measurement	6 Months Ended
Jun. 30, 2023
Disclosure of financial assets [abstract]
Fair value measurement
20. Fair value measurement
The reported amount of derivative instruments, whether assets or liabilities, reflects their fair value at the reporting date.
The carrying amount of cash and cash equivalents, financial assets and trade receivables, as adjusted for impairment where necessary as required by IFRS 9, approximates their estimated realizable value and their fair value. Lease liabilities are reported at present value, while all of the other financial liabilities recorded at amortized cost approximate fair value.
Categories of financial assets and liabilities according to IFRS 7

The following tables provide a breakdown for financial assets by category at June 30, 2023:

	At June 30, 2023
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	17,985	—	17,985	14	—	17,985	—
Cash and cash equivalents	—	—	255,040	255,040		—	255,040	—
Trade receivables	—	—	217,208	217,208		—	217,208	—
Other non-current financial assets	4,021	—	33,593	37,614		—	34,238	3,376
Other current financial assets (*)	81,420	24,332	4,166	109,918	15	24,592	6,474	78,852
Financial assets	85,441	42,317	510,007	637,765		24,592	530,945	82,228

(*)The following table provides an additional breakdown for other current financial assets at June 30, 2023:

	At June 30, 2023
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	27,525	—	—	27,525	—	—	27,525
Private equity	20,008	—	—	20,008	—	—	20,008
Money market funds	2,034	16,700	—	18,734	16,700	2,034	—
Real estate funds	13,748	—	—	13,748	—	—	13,748
Private debt	9,485	—	—	9,485	—	274	9,211
Hedge funds	8,360		—	8,360	—	—	8,360
Fixed income	—	7,632	—	7,632	7,632	—	—
Financial receivables	—	—	2,200	2,200	—	2,200	—
Guarantee deposits	—	—	1,966	1,966	—	1,966	—
Equity	260	—	—	260	260	—	—
Commodities	—	—	—	—	—	—	—
Total other current financial assets	81,420	24,332	4,166	109,918	24,592	6,474	78,852

The following table presents the changes in level 3 items for financial assets for the six months ended June 30, 2023:

(€ thousands)	Fair value Level 3
At December 31, 2022	215,727
Investments	6,023
Disposals	(139,706)
Fair value adjustments	608
Realized gains	(49)
Exchange rate gains	(375)
At June 30, 2023	82,228

The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).

The following tables provide a breakdown for financial assets by category at December 31, 2022:

	At December 31, 2022
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	22,454	—	22,454	14	—	22,454	—
Cash and cash equivalents	—	—	254,321	254,321		—	254,321	—
Trade receivables	—	—	177,213	177,213		—	177,213	—
Other non-current financial assets	3,958	—	32,282	36,240		—	32,861	3,379
Other current financial assets (*)	289,743	26,852	4,299	320,894	15	30,076	78,470	212,348
Financial assets	293,701	49,306	468,115	811,122		30,076	565,319	215,727

(*)The following table provides an additional breakdown for other current financial assets at December 31, 2022:

	At December 31, 2022
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	114,975	—	—	114,975	—	—	114,975
Private equity	18,311	—	—	18,311	—	—	18,311
Money market funds	2,587	17,742	—	20,329	17,742	2,587	—
Real estate funds	12,129	—	—	12,129	—	—	12,129
Private debt	13,644	—	—	13,644	—	259	13,385
Hedge funds	46,761	—	—	46,761	—	10,116	36,645
Fixed income	64,017	9,110	—	73,127	9,110	47,114	16,903
Financial receivables	—	—	2,224	2,224	—	2,224	—
Guarantee deposits	—	—	2,075	2,075	—	2,075	—
Equity	14,592	—	—	14,592	497	14,095	—
Commodities	2,727	—	—	2,727	2,727	—	—
Total other current financial assets	289,743	26,852	4,299	320,894	30,076	78,470	212,348

The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).
The following tables provide a breakdown for financial liabilities by category at June 30, 2023:

	At June 30, 2023
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	2,186	—	2,186	14	—	2,186	—
Non-current borrowings	—	—	112,747	112,747	17	—	112,747	—
Current borrowings	—	—	283,077	283,077	17	—	283,077	—
Other non-current financial liabilities	151,320	—	392	151,712	18	—	151,712	—
Other current financial liabilities	23,373	—	—	23,373	18	—	23,373	—
Trade payables and customer advances	—	—	296,965	296,965		—	296,964	—
Lease liabilities – Current/Non-current	—	—	585,313	585,313	19	—	—	585,313
Financial liabilities	174,693	2,186	1,278,494	1,455,373		—	870,059	585,313

The following tables provide a breakdown for financial liabilities by category at December 31, 2022:

	At December 31, 2022
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	2,362	—	2,362	14	—	2,362	—
Non-current borrowings	—	—	184,880	184,880	17	—	184,880	—
Current borrowings	—	—	286,175	286,175	17	—	286,175	—
Other non-current financial liabilities	178,766	—	27	178,793	18	—	178,766	27
Other current financial liabilities	37,258	—	—	37,258	18	—	37,258	—
Trade payables and customer advances	—	—	270,936	270,936		—	270,936	—
Lease liabilities – Current / Non-current	—	—	443,507	443,507	19	—	—	443,507
Financial liabilities	216,024	2,362	1,185,525	1,403,911		—	960,377	443,534